SoFi Next 500 ETF
Schedule of Investments
November 30, 2025 (Unaudited)
COMMON STOCKS - 99.6%	Shares	Value
Banking - 3.9%
Bank OZK	631	$29,039
Cadence Bank	3,277	130,556
Columbia Banking System, Inc.	1,023	28,357
Comerica, Inc.	512	41,154
Commerce Bancshares, Inc.	507	27,332
Cullen/Frost Bankers, Inc.	264	32,662
East West Bancorp, Inc.	724	77,251
First Financial Bankshares, Inc.	713	22,274
First Horizon Corp.	2,208	49,327
FNB Corp.	1,898	31,583
Glacier Bancorp, Inc.	594	25,126
Hancock Whitney Corp.	369	22,358
Home BancShares, Inc.	928	26,040
Old National Bancorp	1,783	38,744
Pinnacle Financial Partners, Inc.	398	36,489
Prosperity Bancshares, Inc.	471	32,362
SouthState Corp.	625	55,944
Synovus Financial Corp.	594	28,631
UMB Financial Corp.	392	43,543
United Bankshares, Inc.	665	24,765
Valley National Bancorp	2,175	24,621
Webster Financial Corp.	791	47,144
Western Alliance Bancorp	603	49,162
Wintrust Financial Corp.	389	52,134
Zions Bancorp. NA	705	37,527
		1,014,125

Consumer Discretionary Products - 3.4%
Armstrong World Industries, Inc.	208	39,466
BorgWarner, Inc.	936	40,304
Champion Homes, Inc.(a)	332	28,499
Crocs, Inc.(a)	238	20,225
Fortune Brands Innovations, Inc.	591	30,513
Gentex Corp.	969	22,122
Hasbro, Inc.	558	46,091
Lear Corp.	225	24,156
Mattel, Inc.(a)	1,394	29,441
Meritage Homes Corp.	328	23,970
Mohawk Industries, Inc.(a)	289	33,495
PVH Corp.	208	17,630
Ralph Lauren Corp. - Class A	173	63,548
Rivian Automotive, Inc. - Class A(a)	4,189	70,627

SharkNinja, Inc.(a)	427	$41,663
Somnigroup International, Inc.	929	85,022
Tapestry, Inc.	853	93,216
Taylor Morrison Home Corp. - Class A(a)	495	31,032
Thor Industries, Inc.	192	20,279
Toll Brothers, Inc.	459	64,182
VF Corp.	1,714	29,995
Whirlpool Corp.	195	15,083
		870,559

Consumer Discretionary Services - 4.9%
Boyd Gaming Corp.	269	22,408
Bright Horizons Family Solutions, Inc.(a)	340	34,938
Brinker International, Inc.(a)	303	46,598
Caesars Entertainment, Inc.(a)	877	20,408
Cava Group, Inc.(a)	1,355	66,246
Choice Hotels International, Inc.	127	11,590
Churchill Downs, Inc.	347	37,854
Dutch Bros, Inc. - Class A(a)	2,318	135,858
Grand Canyon Education, Inc.(a)	129	20,348
Hyatt Hotels Corp. - Class A	266	43,728
MGM Resorts International(a)	985	34,761
Norwegian Cruise Line Holdings Ltd.(a)	3,808	70,296
Planet Fitness, Inc. - Class A(a)	425	47,587
Service Corp. International	643	51,073
Stride, Inc.(a)	210	13,341
Texas Roadhouse, Inc. - Class A	364	63,791
TKO Group Holdings, Inc. - Class A	1,621	314,296
Vail Resorts, Inc.	174	24,397
Viking Holdings Ltd.(a)	1,269	84,744
Wingstop, Inc.	187	49,505
Wyndham Hotels & Resorts, Inc.	346	25,327
Wynn Resorts Ltd.	391	50,314
		1,269,408

Consumer Staple Products - 1.8%
BellRing Brands, Inc.(a)	981	30,303
Cal-Maine Foods, Inc.	487	40,577
Campbell’s Co.	1,003	30,571
Celsius Holdings, Inc.(a)	849	34,758
Darling Ingredients, Inc.(a)	528	19,330
elf Beauty, Inc.(a)	462	35,191
Flowers Foods, Inc.	917	9,839
Hormel Foods Corp.	1,241	28,804
Ingredion, Inc.	236	25,379
Lamb Weston Holdings, Inc.	583	34,432
Marzetti Co.	104	17,362
Molson Coors Beverage Co. - Class B	754	35,069

Perrigo Co. PLC	623	$8,317
Post Holdings, Inc.(a)	244	25,383
Primo Brands Corp.	5,008	78,576
		453,891

Financial Services - 9.0%
Affiliated Managers Group, Inc.	119	31,991
Affirm Holdings, Inc. - Class A(a)	2,414	171,273
AGNC Investment Corp. - REIT	18,198	190,897
Air Lease Corp. - Class A	416	26,595
Ally Financial, Inc.	1,221	50,427
Annaly Capital Management, Inc. - REIT	4,427	100,936
Blue Owl Capital, Inc. - Class A	10,241	153,615
Carlyle Group, Inc.	3,653	199,198
Essent Group Ltd.	489	30,690
Euronet Worldwide, Inc.(a)	192	14,225
Evercore, Inc. - Class A	227	72,656
First American Financial Corp.	545	35,839
Franklin Resources, Inc.	1,667	37,658
GATX Corp.	186	29,747
Hamilton Lane, Inc. - Class A	323	40,031
Houlihan Lokey, Inc. - Class A	339	59,461
Invesco Ltd.	3,869	94,597
JM Smucker Co.	992	57,100
MARA Holdings, Inc.(a)	4,148	48,988
MarketAxess Holdings, Inc.	173	28,353
MGIC Investment Corp.	1,030	29,200
Morningstar, Inc.	146	31,370
OneMain Holdings, Inc. - Class A	612	37,962
Piper Sandler Cos.	104	34,934
Radian Group, Inc.	605	21,508
Rithm Capital Corp. - REIT	3,680	42,283
SEI Investments Co.	484	39,136
Shift4 Payments, Inc. - Class A(a)	525	38,734
SLM Corp.	792	23,206
SoFi Technologies, Inc.(a)	9,099	270,422
Starwood Property Trust, Inc. - REIT	1,505	27,602
Stifel Financial Corp.	552	67,344
TPG, Inc. - Class A	1,875	110,775
Upstart Holdings, Inc.(a)	638	28,684
Voya Financial, Inc.	435	30,580
Western Union Co.	1,484	13,044
WEX, Inc.(a)	163	24,183
		2,345,244

Health Care - 12.4%
ADMA Biologics, Inc.(a)	4,096	78,561
Alkermes PLC(a)	534	15,796

Avantor, Inc.(a)	3,133	$36,750
Axsome Therapeutics, Inc.(a)	298	45,147
Bio-Rad Laboratories, Inc. - Class A(a)	78	25,339
Bio-Techne Corp.	797	51,414
Bridgebio Pharma, Inc.(a)	1,655	119,176
Bruker Corp.	640	31,238
Charles River Laboratories International, Inc.(a)	601	107,062
Chemed Corp.	76	33,378
Corcept Therapeutics, Inc.(a)	815	64,711
Cytokinetics, Inc.(a)	1,961	133,603
DaVita, Inc.(a)	192	22,979
Elanco Animal Health, Inc.(a)	1,947	45,307
Encompass Health Corp.	535	62,178
Ensign Group, Inc.	307	56,961
Exact Sciences Corp.(a)	661	66,953
Exelixis, Inc.(a)	1,761	77,783
Glaukos Corp.(a)	375	39,859
Globus Medical, Inc. - Class A(a)	1,737	158,136
Guardant Health, Inc.(a)	1,017	110,263
Haemonetics Corp.(a)	265	21,558
Halozyme Therapeutics, Inc.(a)	723	51,622
HealthEquity, Inc.(a)	532	55,956
Henry Schein, Inc.(a)	512	38,180
Insmed, Inc.(a)	1,005	208,809
Inspire Medical Systems, Inc.(a)	288	35,830
Integer Holdings Corp.(a)	189	13,642
Ionis Pharmaceuticals, Inc.(a)	537	44,426
Jazz Pharmaceuticals PLC(a)	367	64,786
Krystal Biotech, Inc.(a)	604	131,672
Lantheus Holdings, Inc.(a)	545	32,084
Masimo Corp.(a)	199	28,344
Medpace Holdings, Inc.(a)	126	74,650
Merit Medical Systems, Inc.(a)	325	28,142
Neurocrine Biosciences, Inc.(a)	586	89,166
Option Care Health, Inc.(a)	846	26,311
Organon & Co.	1,672	12,891
Penumbra, Inc.(a)	447	131,047
QIAGEN NV	1,407	67,184
Repligen Corp.(a)	343	58,660
Revolution Medicines, Inc.(a)	632	49,144
Sarepta Therapeutics, Inc.(a)	1,811	38,647
Solventum Corp.(a)	624	53,202
Teleflex, Inc.	442	50,574
Tempus AI, Inc. - Class A(a)	497	38,731
Tenet Healthcare Corp.(a)	475	102,999
TG Therapeutics, Inc.(a)	2,502	83,216
United Therapeutics Corp.(a)	256	124,416

Universal Health Services, Inc. - Class B	293	$71,384
		3,209,867

Industrial Products - 12.9%
A.O. Smith Corp.	482	31,802
AAON, Inc.	261	24,398
Acuity Brands, Inc.	135	49,467
AeroVironment, Inc.(a)	177	49,464
AGCO Corp.	199	21,086
Allegion PLC	397	65,914
Allison Transmission Holdings, Inc.	383	33,957
ATI, Inc.(a)	499	50,299
Badger Meter, Inc.	175	31,245
Belden, Inc.	165	18,711
Bloom Energy Corp. - Class A(a)	1,923	210,069
BWX Technologies, Inc.	457	81,748
Chart Industries, Inc.(a)	405	82,600
CNH Industrial NV - Class A	2,798	26,385
Cognex Corp.	814	31,013
Crane Co.	224	41,048
CSW Industrials, Inc.	92	25,012
Curtiss-Wright Corp.	177	99,879
Donaldson Co., Inc.	544	48,906
Esab Corp.	254	28,509
Federal Signal Corp.	255	29,070
Flowserve Corp.	638	45,521
FTAI Aviation Ltd.	2,006	347,520
Gates Industrial Corp. PLC(a)	951	21,645
Generac Holdings, Inc.	298	45,186
Graco, Inc.	700	57,708
HEICO Corp. - Class A	452	111,630
HEICO Corp.	252	79,861
Hexcel Corp.	398	30,340
Huntington Ingalls Industries, Inc.	165	51,747
Itron, Inc.(a)	282	27,929
ITT, Inc.	397	73,112
JBT Marel Corp.	214	30,073
Kratos Defense & Security Solutions, Inc.(a)	1,083	82,416
Lincoln Electric Holdings, Inc.	226	54,111
Littelfuse, Inc.	96	24,578
Middleby Corp.(a)	219	25,886
Modine Manufacturing Co.	215	34,858
Moog, Inc. - Class A	132	30,318
MSA Safety, Inc.	250	40,325
Mueller Water Products, Inc. - Class A	1,025	24,846
Nordson Corp.	243	57,751
nVent Electric PLC	607	65,113
Oshkosh Corp.	336	43,069

RBC Bearings, Inc.(a)	146	$64,966
Regal Rexnord Corp.	468	68,323
Rocket Lab Corp.(a)	5,126	216,010
Sensata Technologies Holding PLC	2,441	78,283
Spirit AeroSystems Holdings, Inc. - Class A(a)	449	16,492
SPX Technologies, Inc.	225	48,384
Timken Co.	253	20,592
Toro Co.	461	32,150
Trimble, Inc.(a)	1,365	111,138
Valmont Industries, Inc.	95	39,232
Vontier Corp.	582	21,115
Watts Water Technologies, Inc. - Class A	134	36,968
Woodward, Inc.	280	84,008
Zurn Elkay Water Solutions Corp.	676	32,245
		3,356,031

Industrial Services - 6.8%
ADT, Inc.	6,029	49,739
AECOM	986	101,686
Alaska Air Group, Inc.(a)	745	31,931
American Airlines Group, Inc.(a)	2,848	40,014
APi Group Corp.(a)(b)	1,405	55,582
Applied Industrial Technologies, Inc., ADR	191	49,435
Aramark	880	32,710
C.H. Robinson Worldwide, Inc.	560	88,967
Casella Waste Systems, Inc. - Class A(a)	411	39,616
Clean Harbors, Inc.(a)	235	53,477
Comfort Systems USA, Inc.	272	265,728
Core & Main, Inc. - Class A(a)	537	25,959
Dycom Industries, Inc.(a)	131	47,360
Exponent, Inc.	235	16,990
Fluor Corp.(a)	2,535	108,828
FTI Consulting, Inc.(a)	162	26,430
GEO Group, Inc. - REIT(a)	1,120	17,651
GXO Logistics, Inc.(a)	670	33,996
H&R Block, Inc.	598	25,188
Installed Building Products, Inc.	110	29,482
Kirby Corp.(a)	256	29,061
Knight-Swift Transportation Holdings, Inc. - Class A	796	36,457
Landstar System, Inc.	142	18,579
MasTec, Inc.(a)	473	101,165
MSC Industrial Direct Co., Inc. - Class A	170	15,123
Robert Half, Inc.	357	9,653
Ryder System, Inc.	194	33,603
Saia, Inc.(a)	133	37,447
SiteOne Landscape Supply, Inc.(a)	199	26,722
Sterling Infrastructure, Inc.(a)	130	44,760
Tetra Tech, Inc.	1,442	50,095

TopBuild Corp.(a)	133	$60,183
WESCO International, Inc.	188	50,273
WillScot Holdings Corp.	1,574	31,087
XPO, Inc.(a)	538	76,428
		1,761,405

Insurance - 4.2%
American Financial Group, Inc.	357	49,166
Assurant, Inc.	242	55,215
Assured Guaranty Ltd.	177	16,025
Axis Capital Holdings Ltd.	427	43,656
Corebridge Financial, Inc.	1,781	53,466
Equitable Holdings, Inc.	1,780	83,108
Erie Indemnity Co. - Class A	152	44,914
Globe Life, Inc.	416	56,048
Hanover Insurance Group, Inc.	482	89,435
Jackson Financial, Inc. - Class A	315	30,873
Kinsale Capital Group, Inc.	153	58,890
Lincoln National Corp.	2,063	84,872
Old Republic International Corp.	1,257	57,948
Primerica, Inc.	170	43,744
Reinsurance Group of America, Inc.	408	77,467
RenaissanceRe Holdings Ltd.	328	85,664
RLI Corp.	449	27,685
Ryan Specialty Holdings, Inc. - Class A	968	56,212
Selective Insurance Group, Inc.	361	28,360
Unum Group	736	55,914
		1,098,662

Materials - 4.2%
Advanced Drainage Systems, Inc.	300	45,714
Albemarle Corp.	402	52,256
Alcoa Corp.	4,325	180,525
AptarGroup, Inc.	295	36,801
Axalta Coating Systems Ltd.(a)	1,044	31,456
Balchem Corp.	144	22,494
Boise Cascade Co.	167	12,732
Cabot Corp.	255	15,955
Carpenter Technology Corp.	257	81,865
Celanese Corp.	376	15,660
Cleveland-Cliffs, Inc.(a)	1,438	18,751
Commercial Metals Co.	452	28,829
Crown Holdings, Inc.	483	46,769
Eagle Materials, Inc.	136	30,426
Eastman Chemical Co.	523	32,468
Element Solutions, Inc.	1,168	30,275
FMC Corp.	544	7,774
Graphic Packaging Holding Co.	1,468	23,752

Knife River Corp.(a)	253	$18,934
Louisiana-Pacific Corp.	366	30,016
Mosaic Co.	1,206	29,535
Royal Gold, Inc.	400	81,536
Sealed Air Corp.	587	25,212
Silgan Holdings, Inc.	327	12,962
Simpson Manufacturing Co., Inc.	197	32,974
Sonoco Products Co.	639	26,947
Southern Copper Corp.	594	80,060
Trex Co., Inc.(a)	518	18,120
UFP Industries, Inc.	246	22,875
		1,093,673

Media - 3.6%
Fox Corp. - Class A	1,131	74,081
Fox Corp. - Class B	707	41,190
Liberty Broadband Corp. - Class C(a)	472	21,849
Lyft, Inc. - Class A(a)	3,783	79,556
Maplebear, Inc.(a)	873	36,675
Match Group, Inc.	1,007	33,543
New York Times Co. - Class A	713	45,988
News Corp. - Class A	1,685	43,271
Nexstar Media Group, Inc. - Class A	151	29,013
Omnicom Group, Inc.	522	37,350
Paramount Skydance Corp. - Class B	2,208	35,372
Reddit, Inc. - Class A(a)	1,152	249,373
Roku, Inc. - Class A(a)	1,005	97,274
Sirius XM Holdings, Inc.	737	15,669
Warner Music Group Corp. - Class A	587	16,577
Zillow Group, Inc. - Class C(a)	1,092	81,223
		938,004

Oil & Gas - 4.3%
Antero Midstream Corp.	1,569	28,258
Antero Resources Corp.(a)	4,000	145,720
APA Corp.	2,005	50,065
Archrock, Inc.	1,133	27,804
Chord Energy Corp.	445	41,768
CNX Resources Corp.(a)	967	37,558
DT Midstream, Inc.	473	57,451
Golar LNG Ltd.	525	19,399
Hess Midstream LP - Class A	741	24,957
HF Sinclair Corp.	552	29,206
Magnolia Oil & Gas Corp. - Class A	939	21,728
Matador Resources Co.	869	36,846
Murphy USA, Inc.	70	26,955
NOV, Inc.	1,627	24,991
Ovintiv, Inc.	989	40,509

Permian Resources Corp. - Class A	6,686	$96,880
Range Resources Corp.	1,200	47,388
TechnipFMC PLC	7,055	319,309
Viper Energy, Inc. - Class A	872	31,854
		1,108,646

Real Estate - 6.1%
Agree Realty Corp. - REIT	643	48,366
American Healthcare REIT, Inc. - REIT	1,102	55,960
American Homes 4 Rent - Class A - REIT	1,518	48,758
Americold Realty Trust, Inc. - REIT	1,759	19,050
Brixmor Property Group, Inc. - REIT	1,426	37,276
BXP, Inc. - REIT	2,365	171,131
Camden Property Trust - REIT	425	45,195
CareTrust REIT, Inc. - REIT	1,720	64,552
Cousins Properties, Inc. - REIT	803	20,701
CubeSmart - REIT	921	34,289
EastGroup Properties, Inc. - REIT	293	53,086
Equity LifeStyle Properties, Inc. - REIT	835	52,496
Essential Properties Realty Trust, Inc. - REIT	1,438	45,527
Federal Realty Investment Trust - REIT	366	36,135
First Industrial Realty Trust, Inc. - REIT	640	36,634
Gaming and Leisure Properties, Inc. - REIT	1,351	58,809
Healthcare Realty Trust, Inc. - REIT	1,372	25,012
Independence Realty Trust, Inc. - REIT	1,596	27,371
Jones Lang LaSalle, Inc.(a)	302	98,358
Kilroy Realty Corp. - REIT	525	22,517
Kite Realty Group Trust - REIT	3,288	76,084
Lamar Advertising Co. - Class A - REIT	404	53,486
NNN REIT, Inc. - REIT	874	36,140
Omega Healthcare Investors, Inc. - REIT	1,728	79,350
Phillips Edison & Co., Inc. - REIT	661	23,465
Rayonier, Inc. - REIT	955	21,211
Regency Centers Corp. - REIT	877	62,407
Rexford Industrial Realty, Inc. - REIT	1,439	59,877
Ryman Hospitality Properties, Inc. - REIT	257	24,526
Sabra Health Care REIT, Inc. - REIT	2,634	51,389
STAG Industrial, Inc. - Class A - REIT	867	34,056
Terreno Realty Corp. - REIT	594	37,297
Vornado Realty Trust - REIT	615	22,644
		1,583,155

Renewable Energy - 0.5%
Enphase Energy, Inc.(a)	455	13,127
Nextpower, Inc. - Class A(a)	1,223	112,051
		125,178

Retail & Wholesale - Discretionary - 2.9%
Abercrombie & Fitch Co.(a)	280	$27,404
Asbury Automotive Group, Inc.(a)	107	24,885
AutoNation, Inc.(a)	104	21,974
Bath & Body Works, Inc.	855	14,885
Chewy, Inc. - Class A(a)	2,109	73,330
Dick’s Sporting Goods, Inc.	257	53,088
Etsy, Inc.(a)	476	25,809
FirstCash Holdings, Inc.	178	28,197
Floor & Decor Holdings, Inc. - Class A(a)	449	28,565
Freshpet, Inc.(a)	361	20,635
GameStop Corp. - Class A(a)	5,892	132,747
Gap, Inc.	883	23,903
Group 1 Automotive, Inc.	70	28,073
Lithia Motors, Inc.	140	44,638
LKQ Corp.	1,044	30,996
Pool Corp.	152	37,027
QXO, Inc.(a)	6,520	122,120
Valvoline, Inc.(a)	632	19,788
		758,064

Retail & Wholesale - Staples - 1.4%
Albertsons Cos., Inc. - Class A	1,765	32,352
BJ’s Wholesale Club Holdings, Inc.(a)	556	49,612
Five Below, Inc.(a)	238	39,244
Hims & Hers Health, Inc. - Class A(a)	1,652	65,684
Ollie’s Bargain Outlet Holdings, Inc.(a)	291	35,825
Performance Food Group Co.(a)	726	70,473
US Foods Holding Corp.(a)	1,038	81,659
		374,849

Software & Tech Services - 8.5%
ACI Worldwide, Inc.(a)	534	25,023
Amdocs Ltd.	465	35,563
Appfolio, Inc. - Class A(a)	390	89,029
Bentley Systems, Inc. - Class B	730	30,631
BILL Holdings, Inc.(a)	762	38,214
Box, Inc. - Class A(a)	679	20,058
CACI International, Inc. - Class A(a)	124	76,520
Clearwater Analytics Holdings, Inc. - Class A(a)	3,670	80,960
Commvault Systems, Inc.(a)	688	84,968
Confluent, Inc. - Class A(a)	2,186	48,639
CoreWeave, Inc. - Class A(a)	2,683	196,181
Dayforce, Inc.(a)	1,702	117,608
Doximity, Inc. - Class A(a)	747	38,426
Dropbox, Inc. - Class A(a)	946	28,267
Duolingo, Inc. - Class A(a)	368	70,439
Dynatrace, Inc.(a)	1,952	86,981

Elastic NV(a)	479	$33,784
EPAM Systems, Inc.(a)	250	46,750
ExlService Holdings, Inc.(a)	769	30,552
Gitlab, Inc. - Class A(a)	2,546	104,539
Globant SA(a)	264	16,798
Insight Enterprises, Inc.(a)	124	10,735
IonQ, Inc.(a)	2,610	128,673
KBR, Inc.	889	36,645
Kyndryl Holdings, Inc.(a)	1,132	29,240
Maximus, Inc.	293	25,224
Parsons Corp.(a)	349	29,553
Paycom Software, Inc.	267	43,032
Paylocity Holding Corp.(a)	268	39,485
Pegasystems, Inc.	580	31,767
Procore Technologies, Inc.(a)	687	50,879
Q2 Holdings, Inc.(a)	494	35,632
Qualys, Inc.(a)	192	27,043
Rubrik, Inc. - Class A(a)	526	36,462
Samsara, Inc. - Class A(a)	2,446	93,021
Science Applications International Corp.	197	16,983
SentinelOne, Inc. - Class A(a)	2,373	38,466
ServiceTitan, Inc. - Class A(a)	268	23,949
SPS Commerce, Inc.(a)	258	21,497
Tenable Holdings, Inc.(a)	1,258	33,362
UiPath, Inc. - Class A(a)	3,468	48,067
Unity Software, Inc.(a)	1,315	55,914
Varonis Systems, Inc.(a)	584	19,313
Workiva, Inc. - Class A(a)	415	38,412
		2,213,284

Tech Hardware & Semiconductors - 6.0%
Arrow Electronics, Inc.(a)	178	19,226
Astera Labs, Inc.(a)	1,551	244,391
Avnet, Inc.	351	16,676
Ciena Corp.(a)	680	138,863
Cirrus Logic, Inc.(a)	250	30,085
Coherent Corp.(a)	1,426	234,235
Dolby Laboratories, Inc. - Class A	299	20,167
F5, Inc.(a)	281	67,204
InterDigital, Inc.	237	84,787
Jabil, Inc.	364	76,698
Lattice Semiconductor Corp.(a)	508	35,667
Lumentum Holdings, Inc.(a)	285	92,671
MACOM Technology Solutions Holdings, Inc.(a)	414	72,446
MKS, Inc.	352	55,049
Onto Innovation, Inc.(a)	323	46,241
Qorvo, Inc.(a)	1,457	125,142
Rambus, Inc.(a)	775	74,067

Sanmina Corp.(a)	221	$34,512
Silicon Laboratories, Inc.(a)	94	11,992
TD SYNNEX Corp.	340	51,843
Universal Display Corp.	207	24,618
		1,556,580

Telecommunications - 0.1%
Frontier Communications Parent, Inc.(a)	832	31,549
GCI Liberty, Inc. - Class C(a)	96	3,199
GCI Liberty, Inc.(a)(c)	806	—
		34,748

Utilities - 2.7%
AES Corp.	5,748	80,817
Black Hills Corp.	298	21,990
Essential Utilities, Inc.	1,132	44,816
IDACORP, Inc.	245	32,286
MDU Resources Group, Inc.	576	12,280
National Fuel Gas Co.	1,152	94,982
New Jersey Resources Corp.	504	24,232
OGE Energy Corp.	1,065	48,756
ONE Gas, Inc.	218	18,255
Ormat Technologies, Inc.	272	30,712
Pinnacle West Capital Corp.	608	55,243
Portland General Electric Co.	611	31,051
Southwest Gas Holdings, Inc.	234	19,434
Spire, Inc.	241	21,367
Talen Energy Corp.(a)	274	108,030
TXNM Energy, Inc.	493	28,816
UGI Corp.	935	36,979
		710,046

TOTAL COMMON STOCKS (Cost $22,781,791)		25,875,419

RIGHTS - 0.0%(d)	Shares	Value
GCI Liberty, Inc.(a)	37	229

TOTAL RIGHTS (Cost $209)		229

SHORT-TERM INVESTMENTS - 0.3%	Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 3.92%(e)	80,368	80,368

TOTAL SHORT-TERM INVESTMENTS (Cost $80,368)		80,368

TOTAL INVESTMENTS - 99.9% (Cost $22,862,368)		$25,956,016
Other Assets in Excess of Liabilities - 0.1%		17,730
TOTAL NET ASSETS - 100.0%		$25,973,746

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $55,582 or 0.2% of the Fund’s net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2025.
(d)	Does not round to 0.1% or (0.1)%, as applicable.
(e)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.